CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Other comprehensive income, Tax	¥ 0	¥ 0	¥ 0
Foreign currency translation adjustments, Tax	¥ 0	¥ 0	¥ 0